Statements Of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			82 Months Ended	91 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010	Sep. 30, 2011
Condensed Statements Of Operations [Abstract]
Revenues	$ 0	$ 0	$ 0	$ 0		$ 300,000		$ 300,000	$ 300,000
Expenses:
Research and development	1,241,165	1,126,733	3,016,562	1,815,689	2,292,630	962,526	1,296,772	5,560,267	8,576,829
Merger costs	0	0	0	0				73,977	73,977
Stock-based compensation	324,283	209,431	958,121	541,675	807,853	308,303	513,357	7,029,872	7,987,994
General and administrative	634,241	495,292	1,767,852	1,586,930	2,035,526	1,677,421	1,366,146	6,544,723	8,312,574
Total expenses	2,199,689	1,831,456	5,742,535	3,944,294	5,136,009	2,948,250	3,176,275	19,208,839	24,951,374
Loss before other income (expense) and income taxes	(2,199,689)	(1,831,456)	(5,742,535)	(3,944,294)	(5,136,009)	(2,648,250)	(3,176,275)	(18,908,839)	(24,651,374)
Other income:
Interest income	1,123	1,012	3,768	2,572	4,105	22,045	116,545	334,789	338,557
Change in fair value of warrant liability	2,286,478	635,014	1,517,583	311,324	(1,018,238)			(2,287,238)	(769,655)
Income (loss) before income taxes	87,912	(1,195,430)	(4,221,184)	(3,630,398)	(6,150,142)	(2,626,205)	(3,059,730)	(20,861,288)	(25,082,472)
Income taxes	0	0	0	0					0
Net income (loss)	87,912	(1,195,430)	(4,221,184)	(3,630,398)	(6,150,142)	(2,626,205)	(3,059,730)	(20,861,288)	(25,082,472)
Deemed dividend on redemption of preferred stock	0	0	0	(954,750)	(2,092,500)			(2,092,500)	(2,092,500)
Net income (loss) attributable to common stock	$ 87,912	$ (1,195,430)	$ (4,221,184)	$ (4,585,148)	$ (8,242,642)	$ (2,626,205)	$ (3,059,730)	$ (22,953,788)	$ (27,174,972)
Income (loss) per share:
Basic	$ 0.00	$ (0.06)	$ (0.16)	$ (0.25)					$ (2.11)
Diluted	$ 0.00	$ (0.06)	$ (0.16)	$ (0.25)					$ (2.11)
Basic and diluted					$ (0.43)	$ (0.19)	$ (0.24)	$ (2.03)
Weighted average number of shares:
Basic	28,497,656	21,049,211	27,061,685	18,416,046					12,853,575
Diluted	33,752,060	21,049,211	27,061,685	18,416,046					12,853,575
Basic and diluted					19,188,541	13,719,991	12,540,301	11,295,755